AMERICAN INDEPENDENCE FUNDS TRUST

SUPPLEMENT DATED OCTOBER 22, 2010
TO
PROSPECTUS DATED MARCH 1, 2010
(AS SUPPLEMENTED THROUGH SEPTEMBER 8, 2010)

AMERICAN INDEPENDENCE STOCK FUND

(TICKER SYMBOLS: ISISX, IFCSX, ISFSX)

AMERICAN INDEPENDENCE INTERNATIONAL EQUITY FUND

(TICKER SYMBOLS: IMSSX, IIESX)

AMERICAN INDEPENDENCE U.S. INFLATION-INDEXED FUND

(TICKER SYMBOLS: FFIHX, FNIHX, FCIHX)

AMERICAN INDEPENDENCE FUSION FUND

(TICKER SYMBOLS: AFFSX, AFFAX)

Effective immediately, the Board of Trustees of the American Independence Funds Trust (the “Trust”), has approved revisions to the investment strategies and risks of the American Independence Stock Fund, the American Independence International Equity Fund, the American Independence U.S. Inflation-Indexed Fund and the American Independence Fusion Fund (each a “Fund” and collectively the “Funds”) as follows:

1.  Under the Stock Fund’s “FUND SUMMARY” in the sub-section entitled “Principal Investment Strategies, Risks and Performance”, the following changes are effective:

A.     Under Principal Strategies, the following bullet point is added:

> May engage in hedging through the use of put and call options and written covered put and call options on securities in which the Fund may invest directly and that are traded on registered domestic securities exchanges or that result from separate, privately negotiated transactions (i.e., over-the-counter (OTC) options);

B.     Under Main types of securities the Fund may hold, the following bullet point is added:

> Derivative Instruments (consisting of exchange-traded options); and

> Exchange-traded funds (“ETFs”); to the extent the Fund invests in ETFs the Fund will pay the proportionate share of the underlying expenses of the ETF.

C.     Under Principal Risks, the following three risks are added:

Derivatives Risk.  Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Fund’s original investment. Many derivatives create leverage thereby causing the Fund to be more volatile than it would be if it had not used derivatives.

ETF and Investment Company Risk. The Fund may invest in ETFs, closed-end funds and other investment companies (‘Underlying Funds’).  As a result, your cost of investing in the Fund may be higher than the cost of investing directly in Underlying Fund shares and may be higher than other mutual funds that invest directly in equities.  You will indirectly bear fees and expenses charged by the Underlying Funds in addition to the Fund’s direct fees and expenses.

High Portfolio Turnover Rate Risk. High portfolio turnover rates could generate capital gains that must be distributed to shareholders as short-term capital gains taxed at ordinary income rates (currently as high as 35%) and could increase brokerage commission costs.

2.  Under the International Equity Fund’s “FUND SUMMARY” in the sub-section entitled “Principal Investment Strategies, Risks and Performance” under Principal Risks, the following risk is added:

High Portfolio Turnover Rate Risk. High portfolio turnover rates could generate capital gains that must be distributed to shareholders as short-term capital gains taxed at ordinary income rates (currently as high as 35%) and could increase brokerage commission costs.

3.  Under the U.S. Inflation-Indexed Fund’s “FUND SUMMARY” in the sub-section entitled “Principal Investment Strategies, Risks and Performance” under Principal Risks, the following risk is added:

High Portfolio Turnover Rate Risk. High portfolio turnover rates could generate capital gains that must be distributed to shareholders as short-term capital gains taxed at ordinary income rates (currently as high as 35%) and could increase brokerage commission costs.

4.  Under the Fusion Fund’s “FUND SUMMARY” in the sub-section entitled “Principal Investment Strategies, Risks and Performance”, the following changes are effective:

Under Principal Strategies, the following bullet point:

> Securities in both developed and emerging markets in Europe, the Far East, the Middle East, Africa, Australia, Latin America and North America;

Is changed to read as follows:

> Securities in developed markets in Europe, the Far East, the Middle East, Africa, Australia, Latin America and North America;

5. Under MORE ABOUT THE FUNDS in the sub-section entitled “Related Risks”, the risk table is replaced with the following, which includes changes to the Stock Fund to denote (1) Derivatives risk; (2) ETF and Regulated Investment Company risk; and (3) High Portfolio Turnover risk, to both International Equity Fund and U.S. Inflation Fund to denote High Portfolio Turnover risk, and to the Fusion Fund deleting Emerging Markets risk and eliminates the International Bond Fund pursuant to a previously filed amendment dated September 8, 2010:

Description of Risk	Stock	Inter-national Equity	Short-Term Bond	Inter- mediate Bond	Kansas Tax-Exempt Bond	U.S. Inflation-Indexed	Fusion
Banking Industry Risk			x
Bond Market Risk		x	x	x	x	x	x
Concentration Risk			x		x
Credit Risk			x	x	x	x
Currency Risk		x				x
Derivatives Risk	x		x	x		x	x
Duration Risk			x			x
Emerging Markets Risk		x
ETF and Regulated Investment Company Risk	x						x
Foreign Investment Risks		x	x				x
High Portfolio Turnover Risk	x	x		x		x	x
Interest Rate Risk			x	x	x	x
Leveraging Risk				x			x
Liquidity Risk						x
Management Risk	x	x	x	x	x	x	x
Non-Diversification Risk			x			x	x
Prepayment Risk			x	x	x	x
Quantitative Investment Strategy Risk							x
Recent Market Event Risk	x	x	x	x	x	x	x
Repurchase Agreement Risk	x	x	x	x	x	x	x
Short-Sale Risk							x
Small- and Medium-Sized Companies Risk	x						x
State Specific Risk					x
Stock Market Risk	x	x					x
Tax Risk							x
U.S. Government Obligations Risk			x	x		x	x
Zero Coupon Bond Risk							x

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

AMERICAN INDEPENDENCE FUNDS TRUST

SUPPLEMENT DATED OCTOBER 22, 2010
TO
STATEMENT OF ADDITIONAL INFORMATION DATED MARCH 1, 2010
(AS SUPPLEMENTED THROUGH SEPTEMBER 8, 2010)

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE STATEMENT OF ADDITIONAL INFORMATION AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION.

The Statement of Additional Information is hereby amended and supplemented, effective October 22, 2010, to reflect the following changes to “THE INVESTMENT POLICIES AND PRACTICES OF THE FUNDS”:

1.       All references to the International Bond Fund and the Financial Services Fund are stricken.

2.       The Fusion Fund is added to the parenthetical note within the following description of investment practices of the Funds and the securities in which they may invest:

Foreign Currency Transactions
American Depositary Receipts
Common Stocks
Futures, Related Options And Options On Stock Indices
Investment In Foreign Securities
Options on Securities
Preferred Stocks
Short Sales
Risk of Options And Futures Contracts

3.       The following sub-section found on page 4 is removed as similar information is included throughout the section:

Derivative Securities (International Bond Fund and  U.S. Inflation-Indexed Fund)

Derivative securities are instruments whose value is derived from the value of other assets such as commodities, stocks, bonds, and market indices. Derivatives include:

a.       swaps;

b.       caps, floors and collars;

c.       forward foreign currency contracts;

d.       futures contracts; and

e.       options.

Derivatives are often used to hedge against a given investment's risks of future gain or loss. Such risks include changes in interest rates, foreign currency exchange rates and securities prices.

4.       The Short-Term Bond Fund and the Intermediate Bond Fund are added to the parenthetical note within the “Duration Management” investment practice of the Funds.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE